Annual Fund Operating Expenses (, (Lifestyle Moderate Trust))	0 Months Ended
	Jan. 13, 2014
Series I
Operating Expenses:
Management Fee	0.04%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.02%
Acquired fund fees and expenses	0.67%	[1]
Total annual fund operating expenses	0.78%
Contractual expense reimbursement	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursements	0.76%
Series II
Operating Expenses:
Management Fee	0.04%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.02%
Acquired fund fees and expenses	0.67%	[1]
Total annual fund operating expenses	0.98%
Contractual expense reimbursement	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursements	0.96%
Series NAV
Operating Expenses:
Management Fee	0.04%
Distribution and service (12b-1) fees	none
Other expenses	0.02%
Acquired fund fees and expenses	0.67%	[1]
Total annual fund operating expenses	0.73%
Contractual expense reimbursement	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursements	0.71%

[1]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's anticipated investments in underlying investment companies.
[2]	The Advisor has contractually limited other fund level expenses to 0.00%. These expenses consist of operating expenses of the fund excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expenses, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2017 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.